INTANGIBLE - Intangible assets by type (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE
Intangible assets	R$ 7,604,613	R$ 8,014,740	R$ 8,741,949
Non-compete agreement
INTANGIBLE
Intangible assets	R$ 5,239	5,394
Non-compete agreement, 5.00%
INTANGIBLE
Average rate %	5.00%
Non-compete agreement, 46.10%
INTANGIBLE
Average rate %	46.10%
Ports concession
INTANGIBLE
Average rate %	4.26%
Intangible assets	R$ 194,735	199,658
Lease agreements
INTANGIBLE
Average rate %	16.90%
Intangible assets	R$ 18,123	21,873
Supplier agreements, 12.90%
INTANGIBLE
Average rate %	12.90%
Intangible assets	R$ 62,961	70,368
Supplier agreements, 17.64%
INTANGIBLE
Average rate %	17.64%
Intangible assets	R$ 26,710	31,993
Port service contracts
INTANGIBLE
Average rate %	4.23%
Intangible assets	R$ 594,286	609,283
Cultivars
INTANGIBLE
Average rate %	14.29%
Intangible assets	R$ 71,372	81,568
Trademarks and patents
INTANGIBLE
Average rate %	10.00%
Intangible assets	R$ 12,502	14,071
Customer portfolio
INTANGIBLE
Average rate %	9.09%
Intangible assets	R$ 6,157,350	6,567,840
Software
INTANGIBLE
Average rate %	20.00%
Intangible assets	R$ 101,630	121,312
Others
INTANGIBLE
Average rate %	8.10%
Intangible assets	R$ 359,705	R$ 291,380